Income and Social Contribution Taxes - Summary of Reconciliation of Taxes (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income and social contribution taxes details 4 [abstract]
Income before taxes and share of profit (loss) of subsidiaries, joint ventures, and associates	R$ 793,698	R$ 1,785,818	R$ 2,318,446
Statutory tax rates	34.00%	34.00%	34.00%
Income and social contribution taxes at the statutory tax rates	R$ (269,857)	R$ (607,178)	R$ (788,272)
Adjustments to the statutory income and social contribution taxes:
Nondeductible expenses	(68,795)	(82,784)	(105,017)
Nontaxable revenues	28,235	32,523	19,084
Adjustment to estimated income	10,511	9,706	10,844
Interest on equity	0	(538)	(550)
Contribution Taxes Carryforwards deferred	(146,820)	(95,480)
Other adjustments	24,873	(2,634)	2,059
Income and social contribution taxes before tax incentives	(421,853)	(746,385)	(861,852)
Tax incentives—SUDENE	43,244	107,666	48,598
Income and social contribution taxes in the income statement	(378,609)	(638,719)	(813,254)
Current	(476,074)	(476,302)	(922,458)
Deferred	R$ 97,465	R$ (162,417)	R$ 109,204
Effective IRPJ and CSLL rates	47.70%	35.80%	35.10%